PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 1,002,303	¥ 760,343
Less: accumulated depreciation	(376,235)	(258,004)
Property and equipment, net	626,068	502,339
Office Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	287,208	285,184
Furniture
Property, Plant and Equipment [Line Items]
Property and equipment	49,374	30,061
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment	481,034	350,432
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 184,687	¥ 94,666